Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Change in fair value of contingent consideration	$ (2,088)	$ (5,567)
Impairment of goodwill and intangibles	$ 36,223	5,144
Expected future net cash flows, term	3 years
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill and intangibles	$ 9,723	$ 5,144
Decrease in expected future net cash flows		8.00%
Impairment loss recognised in profit or loss, intangible assets and goodwill	1,805
ImpairmentLossRecognised on Datum Transaction	(3,100)
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill and intangibles	$ 26,500	$ 0
Decrease in expected future net cash flows	1.00%	4.00%
ERP-US
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill and intangibles	$ 0	$ 0
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill and intangibles	$ 0	$ 0
Decrease in expected future net cash flows	3.00%